Summary of significant accounting policies - Summary of Revenue Segregated by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Total net revenues	$ 211,477	$ 651,526	$ 772,762
Mainland China
Summary of significant accounting policies
Total net revenues	115,526	18,267	275,824
United States of America
Summary of significant accounting policies
Total net revenues	28,101	93,921	48,461
Kazakhstan
Summary of significant accounting policies
Total net revenues	24,571	57,546	110,272
Malaysia
Summary of significant accounting policies
Total net revenues	15,326	119,337
Thailand
Summary of significant accounting policies
Total net revenues	3,701	2,774	44,787
Indonesia
Summary of significant accounting policies
Total net revenues	300	215,198
Canada
Summary of significant accounting policies
Total net revenues	259	18,271	62,371
Australia
Summary of significant accounting policies
Total net revenues	9	60,379	56,001
Cyprus
Summary of significant accounting policies
Total net revenues	7	36,230	98,142
Other countries or regions
Summary of significant accounting policies
Total net revenues	$ 23,677	$ 29,603	$ 76,904